Goodwill and intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Goodwill and intangible assets	4.1. Goodwill and intangible assets
Accounting policies
Intangible assets acquired separately are measured on initial recognition at cost. Internally generated intangibles, except for development costs that may be capitalized, are expensed
as incurred. Development costs are capitalized only if Nokia has the technical feasibility to complete the asset; has an
ability and intention to use or sell the asset; can demonstrate that the asset will generate future economic benefits; has
resources available to complete the asset; and has the ability to measure reliably the expenditure during development.
The useful life of Nokia’s intangible assets, other than
goodwill, is finite. Following initial recognition, finite intangible assets are carried at cost less accumulated amortization and accumulated impairment losses. Intangible assets are
amortized over their useful lives, generally three years to
twelve years, using the straight-line method, which is
considered to best reflect the pattern in which the asset’s
future economic benefits are expected to be consumed.
Depending on the nature of the intangible asset, the
amortization charges for continuing operations are included
in cost of sales, research and development expenses or
selling, general and administrative expenses.
Goodwill is allocated to the groups of cash-generating units that are expected to benefit from the synergies of the
related business combination and that reflect the lowest level at which goodwill is monitored for internal management
purposes. A cash-generating unit, as determined for the
purposes of Nokia’s goodwill impairment testing, is the
smallest group of assets generating cash inflows that are
largely independent of the cash inflows from other assets or groups of assets. The carrying values of the groups of cash-
generating units include their share of relevant corporate
assets allocated to them on a reasonable and consistent
basis. When the composition of one or more groups of cash-
generating units to which goodwill has been allocated is
changed, the goodwill is reallocated based on the relative
value of the affected groups of cash-generating units.
Nokia tests the carrying value of goodwill for impairment
annually. In addition, Nokia assesses the recoverability of the carrying value of goodwill and intangible assets if events
or changes in circumstances indicate that the carrying value may be impaired. Factors that Nokia considers when it
reviews indications of impairment include, but are not limited to, underperformance of the asset relative to its historical or projected future results, significant changes in the manner of using the asset or the strategy for the overall business, and significant negative industry or economic trends.
Nokia conducts its impairment testing by determining the
recoverable amount for an asset, a cash-generating unit or
groups of cash-generating units. The recoverable amount of
an asset, a cash-generating unit or groups of cash-generating units is the higher of its fair value less costs of disposal and its value-in-use. The recoverable amount is compared to the
asset’s, cash-generating unit’s or groups of cash-generating units’ carrying value. If the recoverable amount for the asset, cash-generating unit or groups of cash-generating units is
less than its carrying value, the asset is considered impaired and is written down to its recoverable amount. Impairment
losses are presented in cost of sales, research and
development expenses or selling, general and administrative
expenses, except for impairment losses on goodwill, which
are presented in other operating expenses.

EURm	Goodwill	Intangible assets	Total
2025
Acquisition cost at 1 January	6 873	9 793	16 666
Additions	—	161	161
Acquisitions through business combinations(1)	833	1 111	1 944
Disposals and retirements	—	(14)	(14)
Translation differences	(596)	(607)	(1 203)
Acquisition cost at 31 December	7 110	10 444	17 554
Accumulated amortization and impairment charges at 1 January	(1 137)	(8 991)	(10 128)
Amortization	—	(521)	(521)
Impairment	—	(18)	(18)
Disposals and retirements	—	12	12
Translation differences	23	473	496
Accumulated amortization and impairment charges at 31 December	(1 114)	(9 045)	(10 159)
Net book value at 1 January	5 736	802	6 538
Net book value at 31 December	5 996	1 399	7 395
2024
Acquisition cost at 1 January	6 629	9 893	16 522
Additions	—	97	97
Acquisitions through business combinations	33	—	33
Assets held for sale	(38)	(170)	(208)
Disposals and retirements	(11)	(282)	(293)
Translation differences	260	255	515
Acquisition cost at 31 December	6 873	9 793	16 666
Accumulated amortization and impairment charges at 1 January	(1 125)	(8 807)	(9 932)
Amortization	—	(390)	(390)
Assets held for sale	—	165	165
Disposals and retirements	—	278	278
Translation differences	(12)	(237)	(249)
Accumulated amortization and impairment charges at 31 December	(1 137)	(8 991)	(10 128)
Net book value at 1 January	5 504	1 086	6 590
Net book value at 31 December	5 736	802	6 538
(1)In 2025, acquisitions through business combinations relates to the acquisition of Infinera. For more information, refer to Note 6.2. Acquisitions.
Net book value of intangible assets by type of
asset

EURm	2025	2024
Customer relationships	548	317
Patents and licenses	341	304
Technologies and IPR&D	269	12
Tradenames and other	98	51
Intangible assets under construction	143	118
Total	1 399	802
Weighted average remaining amortization
period

Years	31 December 2025
Customer relationships	11
Patents and licenses	7
Technologies and IPR&D	3
Tradenames and other	2
Goodwill
Nokia has allocated goodwill to its operating segments corresponding to groups of cash-generating units (CGUs) that are expected to benefit from goodwill. Refer to Note 2.2. Segment information.
Allocation of goodwill
The following table presents the allocation of goodwill to groups of CGUs at 31 December:

EURm	2025	2024
Network Infrastructure	3 323	2 831
Cloud and Network Services(1)	440	559
Mobile Networks(1)	2 233	2 346
(1)In 2025, includes EUR 79 million of goodwill reallocation from Cloud and Network Services to Mobile Networks related to the transfer of Managed Services
Recoverable amounts
The recoverable amounts of the groups of CGUs in 2025 were based on value-in-use that was determined using a discounted cash flow calculation. The cash flow projections approved by management were based on financial plans covering a forecast period of five years that reflects management’s expectations of recovery from the market-driven mid-term decrease in sales and market cyclicality, especially in the Mobile Networks segment and accelerated growth in Network
Infrastructure segment, followed by a five-year period that then converge to the steady state cash flow projection modelled in the terminal year. The terminal growth rate assumptions do not exceed long-term average growth rates for the industries and economies in which the groups of CGUs operate.
The discount rates reflect current assessments of the time value of money and relevant market risk premiums considering risks and uncertainties for which the future cash flow estimates have not been adjusted. Discounted cash flow projections are based on post-tax cash flows and post-tax discount rates, which do not materially differ from the pre-tax basis discounted cash flow projections.
Terminal growth rate and post-tax discount rate applied in the impairment test for the groups of
CGUs:

	Terminal growth rate		Post-tax discount rate
Key assumption %	2025	2024	2025	2024
Network Infrastructure	2.0%	1.5%	9.5%	9.4%
Cloud and Network Services	1.0%	1.5%	7.6%	8.0%
Mobile Networks	1.0%	1.0%	7.8%	8.4%
Other key variables in future cash flow projections include assumptions on estimated sales growth, gross margin and operating margin. Sales growth and gross margin assumptions reflect management expectations of addressable market growth, market share and competitive position, as well as Nokia’s strategy and long-term business outlook. Gross margin and operating margin assumptions include the impact of the ongoing efficiency, investment discipline and cost savings initiatives, which are expected to reduce cost base and increase operational leverage throughout the operating segments.
The results of the impairment testing indicate adequate headroom for each group of CGUs in 2025.